Goodwill & Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill & Intangible Assets, Net [Line Items]
Interim testing			$ 7,420
Goodwill impairment charge	17,528
Impairment was recognized in intangible assets
Amortization expense	$ 10,508	$ 10,612	10,612
Impairment of the Goodwill related to the acquisition of Nanox AI [Member]
Goodwill & Intangible Assets, Net [Line Items]
Interim testing			$ 365
AI Solutions Reporting Unit [Member]
Goodwill & Intangible Assets, Net [Line Items]
Internal cash flows forecasts			7 years
Long term future growth rate			3.00%
Discount rate			22.70%
Goodwill impairment charge			$ 365
Impairment of the Goodwill related to the acquisition of USARAD [Member]
Goodwill & Intangible Assets, Net [Line Items]
Interim testing			$ 7,055
Radiology Services Reporting Unit [Member]
Goodwill & Intangible Assets, Net [Line Items]
Internal cash flows forecasts			8 years
Long term future growth rate			3.00%
Discount rate			27.90%
Goodwill impairment charge			$ 7,055